COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
Schedule of contingent liabilities in respect of additional tax settlements

	December 31,
	2022	2021
Contingent liabilities for additional taxes other than income tax	498	860
Contingent liabilities for additional income taxes	1,222	1,132